Income Taxes (Details) - Schedule of Effective tax rate - Effective tax rate [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes (Details) - Schedule of Effective tax rate [Line Items]
Income tax recovery at statutory rate, amount	$ (27,676)	$ (51,160)
Income tax recovery at statutory rate, percentage	26.50%	26.50%
Increase (decrease) in taxes resulting from:
Foreign tax rate differential, amount	$ (103)	$ 1,070
Foreign tax rate differential, percentage	0.10%	(0.60%)
Prior year, amount	$ 1,623	$ 64
Prior year, percentage	(1.60%)
Non-deductible expenses and other, amount	$ 22,096	$ (16,894)
Non-deductible expenses and other, percentage	(21.20%)	8.80%
Deferred tax asset not recognized, amount	$ 3,659	$ 49,508
Deferred tax asset not recognized, percentage	(3.50%)	(25.60%)
Effective tax rate, amount	$ (401)	$ (17,412)
Effective tax rate, percentage	0.30%	9.10%